PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Global Perspectives
®
Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100.2%
Affiliated Investment Companies : 100.2%
126,909  Voya Global Bond
Fund - Class R6
$ 939,125
10.0
123,439  Voya GNMA Income
Fund - Class R6
930,731
9.9
104,714  Voya High Yield
Portfolio - Class I
928,816
9.9
31,234  Voya Index Plus
LargeCap Portfolio
- Class I
940,144
10.0
69,624  Voya International
Index Portfolio - Class I
945,488
10.1
142,659
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
915,869
9.8
80,535  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
990,575
10.6
63,736  Voya Small Company
Portfolio - Class R6
919,712
9.8
101,626  Voya U.S. Bond Index
Portfolio - Class I
932,929
10.0
90,187  VY
®
CBRE Global
Real Estate Portfolio
- Class I
944,263
10.1
Total Mutual Funds
(Cost $8,595,387)
9,387,652
100.2
Total Investments in
Securities
(Cost $8,595,387) $ 9,387,652 100.2
Liabilities in Excess
of Other Assets (20,830) (0.2)
Net Assets $ 9,366,822 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Global Perspectives
®
Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Mutual Funds $ 9,387,652 $ — $ — $ 9,387,652
Total Investments, at fair value $ 9,387,652 $ — $ — $ 9,387,652
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ 5,438,034 $ 666,674 $ (5,933,582) $ (171,126) $ — $ 144,597 $ 728,264 $ —
Voya Global Bond Fund - Class R6
5,836,459 911,671 (5,781,241) (27,764) 939,125 183,205 322,127 —
Voya GNMA Income Fund - Class
R6
5,959,178 956,477 (5,831,626) (153,298) 930,731 149,925 359,108 —
Voya High Yield Portfolio - Class I
6,095,035 698,919 (5,594,563) (270,575) 928,816 259,064 367,804 —
Voya Index Plus LargeCap
Portfolio - Class I
6,331,198 1,388,009 (5,827,310) (951,753) 940,144 47,171 942,320 644,185
Voya International Index Portfolio
- Class I
5,630,620 503,207 (5,152,096) (36,243) 945,488 152,690 1,135,449 —
Voya MidCap Opportunities
Portfolio - Class R6
6,562,350 956,561 (5,767,768) (835,274) 915,869 — 1,560,000 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
— 6,208,261 (5,330,857) 113,171 990,575 — 319,462 —
Voya Small Company Portfolio -
Class R6
6,237,885 1,574,909 (6,276,381) (616,701) 919,712 72,080 162,407 854,409
Voya U.S. Bond Index Portfolio -
Class I
5,932,568 994,591 (5,916,238) (77,992) 932,929 156,835 247,325 —
VY
®
CBRE Global Real Estate
Portfolio - Class I
5,604,864 756,586 (5,426,100) 8,913 944,263 174,867 229,028 —
$ 59,628,191 $ 15,615,865 $ (62,837,762) $ (3,018,642) $ 9,387,652 $ 1,340,434 $ 6,373,294 $ 1,498,594
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 792,265
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 792,265